TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 1) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	€ 7,742	€ 5,862
E U R [Member]
IfrsStatementLineItems [Line Items]
Total	1,580	2,139
I L S [Member]
IfrsStatementLineItems [Line Items]
Total	61	150
A R S [Member]
IfrsStatementLineItems [Line Items]
Total	365	290
U S D [Member]
IfrsStatementLineItems [Line Items]
Total	343	212
M X N [Member]
IfrsStatementLineItems [Line Items]
Total	2,132	1,734
C O P [Member]
IfrsStatementLineItems [Line Items]
Total	€ 3,261	€ 1,337